Derivative Financial Instruments - Foreign exchange (Details) € in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) contract	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 SGD ($) $ / € $ / $	Dec. 31, 2019 EUR (€) $ / € $ / $
Forward foreign exchange contracts held for trading
Forward foreign exchange contracts held for trading
Notional Amount				$ 2,250	€ 24,300
Unrealized gain (loss) on derivatives held for trading | $	$ 523	$ (578)	$ 0
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate between 1.1260 and 1.1385
Forward foreign exchange contracts held for trading
Trade date	Aug 2019
Number of contracts | contract	6
Settlement Date	Jan 2020 - June 2020
Notional Amount | €					€ 7,500
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate between 1.1260 and 1.1385 | Minimum
Forward foreign exchange contracts held for trading
Fixed Exchange Rate				1.1260	1.1260
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate between 1.1260 and 1.1385 | Maximum
Forward foreign exchange contracts held for trading
Fixed Exchange Rate				1.1385	1.1385
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate between 1.12425 and 1.1456
Forward foreign exchange contracts held for trading
Trade date	Dec 2019
Number of contracts | contract	12
Settlement Date	Jan 2020 - Dec 2020
Notional Amount | €					€ 16,800
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate between 1.12425 and 1.1456 | Minimum
Forward foreign exchange contracts held for trading
Fixed Exchange Rate				1.12425	1.12425
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate between 1.12425 and 1.1456 | Maximum
Forward foreign exchange contracts held for trading
Fixed Exchange Rate				1.1456	1.1456
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.3549
Forward foreign exchange contracts held for trading
Trade date	Dec 2019
Number of contracts | contract	9
Settlement Date	Jan 2020 - Sep 2020
Fixed Exchange Rate | $ / $				1.3549	1.3549
Notional Amount | $				$ 2,250